Convertible Preferred Stock, Common Stock and Stockholders’ Deficit (Details Narrative) - USD ($)										1 Months Ended	6 Months Ended		12 Months Ended
		Sep. 14, 2023	Sep. 12, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 16, 2023	Sep. 19, 2022	Sep. 13, 2022	Aug. 21, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 09, 2023	Feb. 10, 2022	Feb. 09, 2022	Sep. 14, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Number of shares authorized																	40,000,000
Common stock, shares authorized				120,000,000	120,000,000					120,000,000	120,000,000		120,000,000	120,000,000
Common stock par value per share				$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity, shares outstanding				205,999	205,999					205,999	205,999
Common stock, shares, issued				21,150,000	21,150,000					21,150,000	21,150,000		20,622,000	19,928,000
Common stock, shares, outstanding				21,150,000	21,150,000					21,150,000	21,150,000		20,622,000	19,928,000
Number of shares issued											425,001	263,646	120,000,000	35,000
Number of shares issued value											$ 272,000			$ 35,000
Common stock shares issued				21,150,095	21,150,095					21,150,095	21,150,095		20,622,204
Common stock shares outstanding				21,150,095	21,150,095					21,150,095	21,150,095		20,622,204	19,928,108
Number of warrants outstanding				4,050,000	4,050,000					4,050,000	4,050,000		4,050,000	4,050,000
[custom:ClassOfWarrantOrRightIssued-0]				4,050,000	4,050,000					4,050,000	4,050,000		4,050,000
Weighted average exercise price				$ 1.00	$ 1.00					$ 1.00	$ 1.00		$ 1.00	$ 1.00
Number of shares issued													263,646
Number of shares issued for services value												$ 158,000	$ 205,000	$ 122,000
2021 [Member]
Class of Stock [Line Items]
Number of shares of common stock				1,000,000	1,000,000					1,000,000	1,000,000		1,000,000
Share price				$ 1.00	$ 1.00					$ 1.00	$ 1.00		$ 1.00
Residual value											$ 22,000		$ 22,000
2020 [Member]
Class of Stock [Line Items]
Number of shares of common stock				1,050,000	1,050,000					1,050,000	1,050,000		1,050,000
Share price				$ 1.00	$ 1.00					$ 1.00	$ 1.00		$ 1.00
Residual value											$ 63,000		$ 63,000
2020 LOC Warrants [Member]
Class of Stock [Line Items]
Number of shares of common stock				2,000,000	2,000,000					2,000,000	2,000,000		2,000,000
Share price				$ 1.00	$ 1.00					$ 1.00	$ 1.00		$ 1.00
Estimated fair value of warrants				$ 634,000	$ 634,000					$ 634,000	$ 634,000		$ 634,000
Term Note Agreement [Member]
Class of Stock [Line Items]
Number of shares issued											102,889		38,860	100,000
Number of shares issued for services												131,000	141,590	121,735
Number of shares issued													250,000
Number of shares issued for services value														$ 122,000
Subsequent Event [Member] | 2021 [Member]
Class of Stock [Line Items]
Number of shares exercised as cash less			900,000
Subsequent Event [Member] | 2020 [Member]
Class of Stock [Line Items]
Number of shares exercised as cash less			945,000
Calidi Cure [Member]
Class of Stock [Line Items]
Change in fair value											$ 2,400,000
Change in fair value					$ 100,000
Calidi Cure Conversion Price [Member]
Class of Stock [Line Items]
Conversion price											$ 200,000,000.0
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued											102,889			35,000
Number of shares issued value
Common stock shares outstanding				21,150,094	21,150,094					21,150,094	21,150,094	20,576,754	20,622,204	19,928,108					19,521,373
Number of shares issued for services												131,000	141,590	121,735
Number of shares issued for services value
Warrant [Member]
Class of Stock [Line Items]
Weighted average exercise price				$ 1,000.00	$ 1,000.00					$ 1,000.00	$ 1,000.00		$ 1,000.00	$ 1,000.00
Weighted average remaining contractual life (years) outstanding				7 years 4 months 13 days							7 years 7 months 13 days		7 years 10 months 13 days	8 years 10 months 13 days
Warrant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares exercised as cash less			1,800,000
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares authorized						40,000,000										40,000,000
Preferred stock par value per share						$ 0.0001										$ 0.0001
Temporary equity, shares outstanding				17,263,568	17,263,568					17,263,568	17,263,568		17,263,568	16,856,425
Initial closing amont Classified as liability				$ 9,601,000	$ 9,601,000					$ 9,601,000	$ 9,601,000		$ 9,601,000	$ 9,001,000
Founders [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding				10,402,285	10,402,285					10,402,285	10,402,285		10,402,285	10,402,285
Conversion price				$ 0.20	$ 0.20					$ 0.20	$ 0.20		$ 0.20
Initial closing amont Classified as liability				$ 1,354,000	$ 1,354,000					$ 1,354,000	$ 1,354,000		$ 1,354,000	$ 1,354,000
Series A 1 [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding				4,316,400	4,316,400					4,316,400	4,316,400		4,316,400	4,166,400
Conversion price				$ 1.00	$ 1.00					$ 1.00	$ 1.00		$ 1.00
Initial closing amont Classified as liability				$ 3,871,000	$ 3,871,000					$ 3,871,000	$ 3,871,000		$ 3,871,000	$ 3,721,000
Series A 2 [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding				2,544,883	2,544,883					2,544,883	2,544,883		2,544,883	2,287,740
Conversion price				$ 1.75	$ 1.75					$ 1.75	$ 1.75		$ 1.75
Initial closing amont Classified as liability				$ 4,376,000	$ 4,376,000					$ 4,376,000	$ 4,376,000		$ 4,376,000	$ 3,926,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	[1]			2,014,000	2,014,000					2,014,000	2,014,000
Conversion price				$ 2.55	$ 2.55					$ 2.55	$ 2.55	$ 2.83
Number of shares issued						1,000,000
Sale of stock price per share						$ 25.00
Number of shares issued value						$ 25,000,000.0
Per share				$ 25.00	$ 25.00					$ 25.00	$ 25.00
Preferred stock conversion basis											i) the Closing of the business combination or a qualified public offering by Calidi, or ii) on June 30, 2025. A qualified public offering shall occur upon the sale and firm commitment in an underwritten public offering in which Calidi sells at least $10.0 million at a price per share equal to or greater than the Conversion Price defined above respectively which was sold to the public and listed on a national securities exchange
Purchase of shares		12,500,000
Aggregate financing cost										$ 2,700,000
Common stock shares issued															20,000,000
Series B Preferred Stock [Member] | Mr. Camaisa [Member]
Class of Stock [Line Items]
Purchase price		$ 12,500,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Repayment investment percentage		10.00%
Repurchase price		$ 5,500,000
Series B Preferred Stock [Member] | Calidi Cure [Member]
Class of Stock [Line Items]
Number of shares issued value						150,000
Number of shares committed to purchase Value						$ 12,500,000
Committed to purchasing						500,000
Change in fair value											$ 2,700,000
Valuation amount		50,000,000.0
Series B Preferred Stock [Member] | Calidi Cure Tranche One [Member]
Class of Stock [Line Items]
Number of shares committed to purchase Value						$ 5,000,000.0
Committed to purchasing						199,999
Series B Preferred Stock [Member] | Calidi Cure Tranche Two [Member]
Class of Stock [Line Items]
Number of shares committed to purchase Value						$ 7,500,000
Committed to purchasing						300,001
FLAG Class B Common Stock [Member] | Calidi Cure [Member]
Class of Stock [Line Items]
Number of shares issued										1,500
Series A-1 Convertible Preferred Stock [Member] | Two Thousand Seventeen Convertible Note [Member]
Class of Stock [Line Items]
Number of shares authorized													150,000
Series A-2 Convertible Preferred Stock [Member] | Two Thousand Eighteen Convertible Note [Member]
Class of Stock [Line Items]
Number of shares authorized													257,143
First Light Acquisition Group Inc [Member]
Class of Stock [Line Items]
Number of shares authorized				1,000,000	1,000,000					1,000,000	1,000,000		1,000,000	1,000,000
Preferred stock par value per share				$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0					0	0		0	0
Preferred stock, shares outstanding				0	0					0	0		0	0
Common stock, shares, issued													4,128,024	23,000,000
Common stock, shares, outstanding													4,128,024	23,000,000
Initial closing amont Classified as liability													$ 42,453,107	$ 230,004,784
Common stock shares issued																		1
First Light Acquisition Group Inc [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized				300,000,000	300,000,000					300,000,000	300,000,000		300,000,000	300,000,000
Common stock par value per share				$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Redemption of Class A common stock, Share							18,871,976	18,871,976
Redemption of class A common stock value							$ 190,010,529
Temporary equity, shares outstanding				4,128,024	4,128,024		4,128,024	4,128,024		4,128,024	4,128,024		4,128,024	23,000,000
Common stock, shares, issued				0	0					0	0		0	0
Common stock, shares, outstanding				0	0					0	0		0	0
Temporary equity, redemption price per share													$ 10.00
Number of shares issued									5,000,000
Number of shares issued value									$ 50,000,000
Initial closing amont Classified as liability				$ 43,214,249	$ 43,214,249					$ 43,214,249	$ 43,214,249		$ 42,453,107
Common stock shares issued									1
Share price									$ 11.50
First Light Acquisition Group Inc [Member] | Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Redemption of Class A common stock, Share							18,871,976
Redemption of class A common stock value							$ 190,010,529
First Light Acquisition Group Inc [Member] | Common Class A [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Common stock, threshold percentage on conversion of shares				20.00%	20.00%					20.00%	20.00%		20.00%
First Light Acquisition Group Inc [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized				30,000,000	30,000,000					30,000,000	30,000,000		30,000,000	30,000,000
Common stock par value per share				$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares, issued				5,750,000	5,750,000					5,750,000	5,750,000		5,750,000	5,750,000
Common stock, shares, outstanding				5,750,000	5,750,000					5,750,000	5,750,000		5,750,000	5,750,000
J I G [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares committed to purchase Value						$ 12,500,000
Committed to purchasing						500,000
J I G [Member] | FLAG Class B Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued										255,987
JIG Tranche 1 [Member]
Class of Stock [Line Items]
Number of shares committed to purchase Value						$ 5,000,000.0
Committed to purchasing						199,999
JIG Tranche 1 [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued value						$ 5,000,000
Valuation amount		$ 5,000,000.0
JIG Tranche 2 [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares committed to purchase Value						$ 7,500,000
Committed to purchasing						300,001
JIG Tranche 1 and Calidi Cure [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Initial closing amont Classified as liability				$ 150,000	$ 150,000					$ 150,000	$ 150,000
J I G Conversion Price [Member]
Class of Stock [Line Items]
Conversion price											$ 180,000,000.0

[1]	Although the Series B preferred stock is classified as a liability as of the periods presented, the Series B preferred stock converts automatically at the Closing at $2.55 and $2.83, depending on the investor (see Note 14). If the Closing had occurred as of each reporting date presented herein, the number of antidilutive shares that would have been excluded from dilutive loss per share is shown in the table above.